Earnings per share - Summary of Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [Member] - $ / shares	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	0	2,941,928	0	1,584,011
Average exercise price		$ 101.06		$ 103.55